Operating revenue	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Operating revenue
5	Operating revenue
The Group is principally engaged in the operation of civil aviation, including the provision of passenger, cargo, mail delivery, and other extended transportation services.

(i)	Disaggregation of revenue
Disaggregation of revenue from contracts with customers by major service lines is as follows:

		2022	2021	2020
	Note	RMB million	RMB million	RMB million

Revenue from contracts with customers within the scope of IFRS 15:
Disaggregated by service lines
-Traffic revenue
- Passenger		60,017	75,392	70,534
- Cargo and mail		20,884	19,887	16,493
-Commission income		2,073	2,677	2,771
-General aviation income		431	572	508
-Cargo handling income		1,123	864	507
-Hotel and tour operation income		497	538	390
-Ground services income		282	326	210
-Air catering service income		203	271	273
-Others		1,351	885	689

		86,861	101,412	92,375

Revenue from other sources:
-Rental income	19( g )	198	232	186

		87,059	101,644	92,561

Disaggregation of revenue from contracts with customers by the timing of revenue recognition and by geographic markets is disclosed in Notes 6(a) and 6(b) respectively.

(ii)	Revenue expected to be recognized in the future arising from contracts with customers in existence at the reporting date
As at December 31, 2022, the aggregated amount of the transaction price allocated to the remaining performance obligation, which is the unredeemed credits under the frequent flyer award programs, amounted to RMB3,173million (December 31, 2021: RMB3,061 million) (Note 39). This amount represents revenue expected to be recognized in the future when the customers obtain control of the goods or services.